SEGMENT INFORMATION (Schedule of Taxation Expense by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense	$ 192	$ 178	$ 620
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense	284	540	293
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense	(4)	(2)	(8)
America [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense	$ (88)	$ (360)	$ 335